Expense Example {- Money Market Portfolio} - 03.31 FIMM Funds Select Combo PRO-09 - Money Market Portfolio - Select Class	May 29, 2021 USD ($)
Expense Example:
1 year	$ 24
3 years	80
5 years	142
10 years	$ 327